Document and Entity Information	Jul. 23, 2021
Cover [Abstract]
Entity Registrant Name	Energous Corp
Amendment Flag	false
Entity Central Index Key	0001575793
Document Type	8-K
Document Period End Date	Jul. 23, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36379
Entity Tax Identification Number	46-1318953
Entity Address, Address Line One	3590 North First Street
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	963-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	WATT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false